ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 17, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 16, 2015
Common Stock, Shares Authorized		200,000,000		200,000,000		200,000,000	200,000,000
Stockholders' Equity, Reverse Stock Split	1-for-18
Common Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Net Income (Loss) Attributable to Parent		$ (2,522,556)	$ (3,631,194)	$ (9,129,929)	$ (10,008,561)	$ (15,635,575)	$ (19,123,933)
Net Cash Provided by (Used in) Operating Activities				(8,242,631)	$ (6,718,466)	(11,279,911)	(16,255,963)
Retained Earnings (Accumulated Deficit)		$ (165,657,755)		$ (165,657,755)		$ (156,527,826)	$ (137,292,686)
Amendment [Member]
Common Stock, Shares Authorized	200,000,000							800,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001